Offerings	Dec. 03, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Floating Rate Notes due 2029
Amount Registered | shares	500,000,000
Maximum Aggregate Offering Price	$ 500,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 69,050.00
Offering Note	This registration fee table shall be deemed to update the "Calculation of Filing Fee Tables" in the registrant's Registration Statement on Form S-3ASR (Registration No. 333-278066), originally filed with the Securities and Exchange Commission (the "Commission") on March 19, 2024 and subsequently amended by Post-Effective Amendment No. 1 filed with the Commission on May 14, 2024, in accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	3.850% Notes due 2029
Amount Registered | shares	750,000,000
Maximum Aggregate Offering Price	$ 748,890,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 103,421.71
Offering Note	See note 1.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	4.150% Notes due 2031
Amount Registered | shares	1,000,000,000
Maximum Aggregate Offering Price	$ 999,070,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 137,971.57
Offering Note	See note 1.
Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	4.450% Notes due 2032
Amount Registered | shares	1,000,000,000
Maximum Aggregate Offering Price	$ 999,170,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 137,985.38
Offering Note	See note 1.
Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	4.750% Notes due 2035
Amount Registered | shares	1,500,000,000
Maximum Aggregate Offering Price	$ 1,495,275,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 206,497.48
Offering Note	See note 1.
Offering: 6
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.500% Notes due 2046
Amount Registered | shares	750,000,000
Maximum Aggregate Offering Price	$ 748,792,500.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 103,408.24
Offering Note	See note 1.
Offering: 7
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.550% Notes due 2055
Amount Registered | shares	1,500,000,000
Maximum Aggregate Offering Price	$ 1,489,815,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 205,743.45
Offering Note	See note 1.
Offering: 8
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.700% Notes due 2065
Amount Registered | shares	1,000,000,000
Maximum Aggregate Offering Price	$ 992,670,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 137,087.73
Offering Note	See note 1.